Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Asset Retirement Obligations

	Year Ended December 31,
	2011	2010
Balance at beginning of period	$2,172	$2,014
Liabilities incurred	—	—
Accretion expense	171	158
Revision of estimate	—	—

Balance at end of period	$2,343	$2,172